Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended						0 Months Ended
	Sep. 28, 2013 Classes Country	Sep. 29, 2012	Oct. 01, 2011	Sep. 28, 2013 Tyson Limited Partnership And Tyson Family [Member]	Dec. 14, 2012 Class A [Member]	Sep. 28, 2013 Class A [Member] votes	Sep. 29, 2012 Class A [Member]	Oct. 01, 2011 Class A [Member]	Sep. 28, 2013 Class A [Member] Tyson Limited Partnership And Tyson Family [Member]	Dec. 14, 2012 Class B [Member]	Sep. 28, 2013 Class B [Member] votes	Sep. 29, 2012 Class B [Member]	Oct. 01, 2011 Class B [Member]	Sep. 28, 2013 Class B [Member] Tyson Limited Partnership [Member]	Sep. 28, 2013 Variable Interest Entity, Primary Beneficiary [Member]	Sep. 29, 2012 Variable Interest Entity, Primary Beneficiary [Member]	Sep. 28, 2013 Buildings And Leasehold Improvements [Member] Minimum [Member]	Sep. 28, 2013 Buildings And Leasehold Improvements [Member] Maximum [Member]	Sep. 28, 2013 Machinery And Equipment [Member] Minimum [Member]	Sep. 28, 2013 Machinery And Equipment [Member] Maximum [Member]	Sep. 28, 2013 Land Improvements and Other [Member] Minimum [Member]	Sep. 28, 2013 Land Improvements and Other [Member] Maximum [Member]	Nov. 14, 2013 Class A [Member]	Nov. 14, 2013 Class B [Member]
Accounting Policies [Line Items]
Brand name food products marketed to approximate number of countries worldwide	130
Checks outstanding in excess of related book cash	$ 246,000,000	$ 265,000,000
Allowance for uncollectible accounts	46,000,000	33,000,000
Property, plant, and equipment estimated lives																	10 years	33 years	3 years	12 years	3 years	20 years
Ownership interest percentage, investment in Dynamic Fuels, LLC joint venture															50.00%
Variable interest entity total assets															166,000,000	177,000,000
Variable interest entity net property, plant and equipment															142,000,000	146,000,000
Variable interest entity total liabilities															113,000,000	124,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Long-term Debt															100,000,000	100,000,000
Number of classes of common stock	2
Common stock, par value						$ 0.10	$ 0.10				$ 0.10	$ 0.10
Votes per share						1					10
Tyson Family Ownership Percentage									2.09%					99.981%
Tyson family total voting power, percentage of outstanding voting stock				72.46%
Cash dividends allowable to holders of Class B common stock without simultaneous payment to holders of Class A common stock	0
Percentage amount of per share cash dividends paid to holders of Class B stock that cannot exceed paid to holders of Class A stock	90.00%
Dividends Declared (USD per share)						$ 0.31	$ 0.16	$ 0.16			$ 0.279	$ 0.144	$ 0.144										$ 0.075	$ 0.0675
Common Stock, Dividends, Per Share, Cash Paid					$ 0.10	$ 0.30				$ 0.09	$ 0.27
Maximum length of time hedged anticipated transactions	18 months
Advertising and promotion expenses	555,000,000	496,000,000	552,000,000
Research and development costs	$ 50,000,000	$ 43,000,000	$ 42,000,000